Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Summary of Movement in Retirement Benefit Obligations	Movement in retirement benefit obligations

	2025	2024	2023
	$m	$m	$m
At 1 January	68	66	66
Group contributions	(6)	(6)	(5)
Interest expense recognised in profit or loss	6	5	3
Actuarial (gains)/losses recognised in other comprehensive income	–	(4)	2
Exchange and other adjustments	1	7	–
At 31 December	69	68	66

Comprising:
UK plan	18	17	19
US plans	30	31	34
US post-retirement plan	12	13	13
Other post-employment benefit plans	9	7	–
	69	68	66

Summary of Principal Financial Assumptions Used to Determine Benefit Obligations	The principal financial assumptions used by the actuaries to determine the defined benefit obligations are:

	2025	2024	2023
	%	%	%
UK plan only:
Pension increases	3.0	3.2	3.1
Inflation rate	3.0	3.2	3.1

Discount rate:
UK plan	5.6	5.6	4.8
US plans	5.0	5.3	4.7
US post-retirement plan	5.0	5.3	4.7

US healthcare cost trend rate assumed for the next year:
Pre-65 (ultimate rate reached in 2036)	8.2	8.6	7.8
Post-65 (ultimate rate reached in 2036)	9.5	9.7	8.6
Ultimate rate that the cost rate trends to	4.5	4.5	4.5

Summary of Defined Benefit Plans - Life Expectancy Assumptions at Retirement Age	The assumptions applied to the UK plan and US plans for life expectancy at retirement age are as follows:

		UK			US
		2025 years	2024 years	2023 years	2025 years	2024 years	2023 years
Current pensioners at 65[a]	– male	24	23	23	22	22	22
	– female	26	25	25	24	23	23
Future pensioners at 65[b]	– male	25	23	23	23	23	23
	– female	27	25	25	25	25	25
a.Relates to assumptions based on longevity following retirement at the end of the reporting period.
b.Relates to assumptions based on longevity relating to an employee retiring in 2045.

Summary of Defined Benefit Plans - Sensitivity Analysis of Actuarial Assumptions	The sensitivity analysis below relates to the increase/(decrease)
in the benefit obligation and is based on extrapolating reasonable changes in these assumptions, using year-end conditions and assuming no interdependency between the assumptions:

			2025	2024
			$m	$m
Discount rate	1%	decrease	5	5
	1%	increase	(5)	(5)
Inflation rate	0.25%	decrease	–	(1)
	0.25%	increase	–	–
Mortality rate	One-year	increase	3	2
Healthcare costs trend rate	1%	decrease	(1)	(1)
	1%	increase	1	1

Summary of Estimated Future Benefit Payments and Average Duration of Pension Obligations	Estimated future benefit payments

	2025	2024
	$m	$m
Within one year	5	5
Between one and five years	20	20
More than five years	78	81
	103	106
Average duration of pension obligations

	2025 years	2024 years
UK plan	12.0	12.0
US plans	7.1	7.1
US post-retirement plan	7.1	7.4